UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21309

Advent Claymore Convertible Securities and Income Fund

(Exact name of registrant as specified in charter)

1065 Avenue of the Americas, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert White, Treasurer

1065 Avenue of the Americas, New York, NY 10018

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 479-0675

Date of fiscal year end: October 31

Date of reporting period: April 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

SemiAnnual Report

April 30, 2007
(Unaudited)

Advent Claymore Convertible Securities and Income Fund

AVK

ADVENT
Capital Management

CLAYMORE®

AVK | Advent Claymore Convertible Securities and Income Fund

Fund Summary | As of April 30, 2007 (unaudited)

Fund Statistics

Share Price	$27.88
Common Share Net Asset Value	$27.89
Premium/(Discount) to NAV	-0.04%
Net Assets Applicable to Common Shares ($000)	$656,290

Total Returns

(Inception 4/30/03)	Market	NAV
Six Months	9.17%	10.06%
One Year	24.53%	15.06%
Since Inception -average annual	13.09%	14.03%

Top Ten Sectors	% of Long- Term Investments
Financial Services	16.8%
Insurance	11.1%
Banking and Finance	7.5%
Electronic Equipment and Components	6.6%
Utilities - Gas and Electric	4.9%
Health Care Products and Services	4.9%
Pharmaceuticals	4.5%
Chemicals	3.7%
Oil and Gas	3.6%
Automotive	3.6%

Top Ten Issuers	% of Long-Term Investments
Citigroup Funding, Inc.	3.5%
Lucent Technologies, Inc.	3.0%
E*Trade Financial Corp.	3.0%
XL Capital Ltd.	2.7%
Watson Pharmaceuticals, Inc.	2.6%
Fortis Insurance NV	2.6%
Wells Fargo & Co.	2.5%
Freeport-McMoRan Copper & Gold, Inc.	2.5%
Entergy Corp.	2.5%
Peabody Energy Corp.	2.3%

Past performance does not guarantee future results. Portfolio information is subject to change daily.

Share Price & NAV Performance

Monthly Dividends Per Share

Portfolio Composition (% of Total Investments)

2 | SemiAnnual Report | April 30, 2007

AVK | Advent Claymore Convertible Securities and Income Fund

Portfolio of Investments | April 30, 2007 (unaudited)

Number of Shares		Value
	Long-Term Investments 138.3%
	Convertible Preferred Stocks – 69.9%
	Aerospace and Defense – 1.1%
52,500	Northrop Grumman Corp., Ser. B, 7.00%, 2021	$7,285,425

	Airlines – 1.7%
270,000	Continental Airlines Finance Trust II, 6.00%, 2030	10,833,750

	Aluminum, Steel and Other Metals – 3.5%
10,000	Freeport-McMoRan Copper & Gold, Inc., Ser. B, 5.50%	15,371,250
70,000	Freeport-McMoRan Copper & Gold, Inc., 6.75%, 2010	7,597,800

		22,969,050

	Automotive – 2.6%
475,000	Ford Motor Co. Capital Trust II, 6.50%, 2032	17,005,000

	Banking and Finance – 9.7%
145,594	BankUnited Financial Corp., 6.75%, 2010	7,112,267
300,000	Deutsche Bank AG, Ser. HZO, 8.00%, 2007 (United Kingdom)	6,504,000
103,000	Deutsche Bank AG, Ser. 144A, 8.00%, 2009 (United Kingdom) (a)	9,769,550
437,500	Marshall & Ilsley Corp., 6.50%, 2007	11,589,375
402,200	New York Community Capital Trust V, 6.00%, 2051	19,369,952
170,000	Washington Mutual, Inc., Equity Security Unit, 5.375%, 2041	9,358,500

		63,703,644

	Chemicals – 2.6%
400,000	Huntsman Corp., 5.00%, 2008	16,968,000

	Communications Equipment – 3.3%
20,900	Lucent Technologies Capital Trust I, 7.75%, 2017	21,775,187

	Financial Services – 16.1%
65,000	Affiliated Managers Group, Inc., 5.10%, 2036	3,656,250
250,000	Affiliated Managers Group, Inc., 5.10%, 2036 (a)	14,062,500
550,000	Citigroup Funding, Inc., Ser. GNW, 5.673%, 2008 (b)	18,562,500
150,000	Citigroup Funding, Inc., Ser. RIG, 6.50%, 2008	13,233,780
650,000	E*Trade Financial Corp., 6.125%, 2008	18,694,000
30	Fannie Mae, 5.375%	3,047,760
108,865	Lehman Brothers Holdings, Inc., Ser. UNH, 3.00%, 2008	5,723,033
519,120	Lehman Brothers Holdings, Inc., Ser. GIS, 6.25%, 2007	14,639,184
326,679	Merrill Lynch & Co., Inc., Ser. JNC, 6.75%, 2007 (c)	14,373,876

		105,992,883

	Health Care Products and Services – 1.1%
7,000	HealthSouth Corp., 6.50% (a)	7,036,750

	Insurance – 14.1%
12,000	Alleghany Corp., 5.75%, 2009	4,072,500
50,000	Aspen Insurance Holdings, Ltd.., Ser. AHL, 5.625% (Bermuda)	2,768,750
16,001	Fortis Insurance NV, 7.75%, 2008 (Netherlands)(a)	23,287,711
510,000	IPC Holdings, Ltd., 7.25%, 2008 (Bermuda)	14,407,500
437,003	MetLife, Inc., Ser. B, 6.375%, 2008	14,373,029
100,000	Platinum Underwriters Holdings, Ltd., 6.00%, 2009 (Bermuda)	3,243,000
70,000	Reinsurance Group of America, Equity Security Unit, 5.75%, 2051	5,460,000
900,000	XL Capital Ltd., 7.00%, 2009 (Cayman Islands)	24,660,000

		92,272,490

	Oil and Gas – 1.6%
38,035	Chesapeake Energy Corp., 6.25%, 2009	10,740,133

	Real Estate Investment Trusts – 1.6%
400,000	HRPT Properties Trust, Ser. D, 6.50%, 2049	10,348,000

	Telecommunications – 0.7%
78,095	Crown Castle International Corp., 6.25%, 2012	4,490,463

	Transportation – 1.9%
245,000	Bristow Group, Inc., 5.50%, 2009	12,556,250

	Utilities - Gas and Electric – 6.8%
83,082	AES Trust VII, 6.00%, 2008	4,206,026
325,000	Entergy Corp., 7.625%, 2009	22,522,500
20,000	NRG Energy, Inc., 5.75%, 2009	7,020,000
150,000	PNM Resources, Inc., 6.75%, 2008	8,172,000
50,000	Southern Union Co., Ser. 5.00%, 2008	2,798,000

		44,718,526

	Waste Management – 1.5%
28,000	Allied Waste Industries, Inc., Ser. D, 6.25%, 2008	9,926,000

	Total Convertible Preferred Stocks - 69.9% (Cost $410,521,200)	458,621,551

See notes to financial statements.

SemiAnnual Report | April 30, 2007 | 3

AVK | Advent Claymore Convertible Securities and Income Fund | Portfolio of Investments (unaudited) continued

Principal Amount		Value
	Convertible Bonds – 43.4%
	Airlines – 0.4%
$2,500,000	UAL Corp., NR
	5.00%, 2/01/21, Convertible Debentures	$2,639,375

	Aluminum, Steel and Other Metals – 1.4%
9,000,000	AngloGold Ashanti Holdings PLC, NR
	2.375%, 2/27/09, Convertible Debentures (United Kingdom)	8,921,250

	Automotive – 2.4%
750,000	General Motors Corp., Ser. B, B-
	5.25%, 3/06/32, Convertible Debentures	15,720,000

	Banking and Finance – 0.6%
4,000,000	U.S. Bancorp Inc., AA
	3.60%, 9/20/36, Unsecured Subordinated Convertible Debentures (b)	4,013,600

	Commercial Services – 1.8%
4,500,000	Beazer Homes USA, Inc., BB
	4.625%, 6/15/24, Senior Convertible Notes	4,387,500
3,000,000	Quanta Services, Inc., B
	4.50%, 10/01/23, Subordinated Convertible Debentures	7,545,000

		11,932,500

	Communications Equipment – 0.8%
5,000,000	Lucent Technologies, Inc., Ser. A, B+
	2.875%, 6/15/23, Senior Unsecured Convertible Debentures	5,250,000

	Communications, Media and Entertainment – 2.5%
13,398,144	Liberty Media Corp., BB+
	3.50%, 1/15/31, Convertible Notes	13,230,667
4,000,000	XM Satellite Radio Holdings, Inc., CCC-
	1.75%, 12/1/09, Senior Convertible Note	3,470,000

		16,700,667

	Computer Services – 1.4%
9,000,000	Electronic Data Systems Corp., BBB-
	3.875%, 7/15/23, Senior Convertible Notes	9,405,000

	Computers - Software and Peripherals – 1.9%
4,000,000	Maxtor Corp., NR
	6.80%, 4/30/10, Senior Unsubordinated Convertible Notes (c)	4,375,000
8,000,000	Novell, Inc., NR
	0.50%, 7/15/24, Senior Convertible Debentures	7,930,000

		12,305,000

	Containers and Packaging – 1.9%
12,000,000	Sealed Air Corp., BBB
	3.00%, 6/30/33, Senior Convertible Notes (a)	12,645,000

	Diversified Metals and Mining – 3.1%
18,750,000	Peabody Energy Corporation, B
	4.75%, 12/15/66, Senior Unsecured Convertible Debenture	20,460,938

	Electronic Equipment and Components – 4.0%
8,000,000	Fairchild Semiconductor International, Inc., B
	5.00%, 11/01/08, Company Guarantee Notes	7,960,000
	Intel Corp., A-
15,000,000	2.95%, 12/15/35, Subordinated Convertible Debentures (a)	13,725,000
5,000,000	2.95%, 12/15/35, Subordinated Convertible Debentures	4,575,000

		26,260,000

	Financial Services – 5.9%
16,000,000	CompuCredit Corp., NR
	5.875%, 11/30/35, Senior Unsecured Convertible Notes	15,600,000
23,000,000	Wells Fargo & Co., AA+
	5.11%, 5/01/33, Senior Convertible Notes (b)	23,061,410

		38,661,410

	Health Care Products and Services – 3.4%
13,000,000	Medtronic, Inc., AA-
	1.625%, 4/15/13, Senior Convertible Notes (a)	13,910,000
10,000,000	Omnicare, Inc., BB+
	3.25%, 12/15/35, Senior Convertible Notes	8,350,000

		22,260,000

	Insurance – 1.3%
8,000,000	Prudential Financial, Inc., A+
	2.60%, 11/15/35, Senior Unsubordinated Convertible Notes (b)	8,525,440

	Leisure and Entertainment – 0.5%
5,000,000	Carnival Corp., A-
	1.132%, 4/29/33, Senior Unsecured Convertible Debentures (Panama)(d)	3,512,500

	Oil and Gas – 1.3%
8,000,000	Chesapeake Energy Corp., BB
	2.75%, 11/15/35, Senior Convertible Notes	8,750,000

	Pharmaceuticals – 6.3%
5,000,000	Cubist Pharmaceuticals, Inc., NR
	2.25%, 6/15/13, Subordinated Convertible Notes	4,850,000
4,000,000	Invitrogen Corp., NR
	3.25%, 6/15/25, Senior Convertible Notes	3,950,000
9,000,000	Teva Pharmaceutical Finance Co. BV, Ser. D, BBB
	1.75%, 2/01/26, Company Guarantee Notes (Israel)	8,786,250
25,000,000	Watson Pharmaceuticals, Inc., BB+
	1.75%, 3/15/23, Senior Convertible Debentures	23,500,000

		41,086,250

	Telecommunications – 1.2%
	Level 3 Communications, Inc., CCC
4,000,000	6.00%, 9/15/09, Subordinated Convertible Notes	3,975,000
4,000,000	6.00%, 3/15/10, Subordinated Convertible Notes	3,835,000

		7,810,000

	Waste Management– 1.3%
8,400,000	Allied Waste Industries, Inc., B+
	4.25%, 4/15/34, Convertible Notes	8,179,500

	Total Convertible Bonds - 43.4% (Cost $269,157,343)	285,038,430

See notes to financial statements.

4 | SemiAnnual Report | April 30, 2007

AVK | Advent Claymore Convertible Securities and Income Fund | Portfolio of Investments (unaudited) continued

Principal Amount		Value
	Corporate Bonds – 21.7%
	Building Products – 0.7%
$4,175,000	U.S. Concrete, Inc., B-
	8.375%, 4/01/14, Senior Subordinated Notes	$4,274,156

	Chemicals – 2.5%
10,000,000	Equistar Chemical/Funding, BB-
	10.125%, 9/01/08, Senior Notes	10,600,000
5,600,000	Lyondell Chemical Co., B
	10.875%, 5/01/09, Senior Subordinated Notes	5,670,000

		16,270,000

	Commercial Services – 0.3%
2,000,000	Beazer Homes USA, Inc., BB
	6.875%, 7/15/15, Senior Notes	1,850,000

	Communications Equipment – 0.8%
5,166,000	Superior Essex Communications LLC/Essex Group, Inc., B+
	9.00%, 4/15/12, Senior Notes	5,398,470

	Communications, Media and Entertainment – 2.3%
7,000,000	Cablevision Systems Corp., B+
	8.00%, 4/15/12, Senior Notes	7,210,000
3,000,000	Rainbow National Services LLC, B+
	8.75%, 9/01/12, Senior Notes (a)	3,217,500
€3,174,750	Telenet Communications NV, B-
	9.00%, 12/15/13, Senior Notes (Belgium)(a)	4,738,934

		15,166,434

	Computers - Software and Peripherals – 1.0%
$6,000,000	SunGard Data Systems, Inc., B-
	10.25%, 8/15/15, Senior Subordinated Notes (c)	6,630,000

	Electronic Equipment and Components – 4.7%
7,144,000	Advanced Micro Devices, Inc., B+
	7.75%, 11/01/12, Senior Notes	7,036,840
3,000,000	Clarke American Corp, B-
	11.75%, 12/15/13, Senior Notes	3,639,300
10,684,000	Freescale Semiconductor, Inc., B
	8.875%, 12/15/14, Senior Notes (a)(c)	10,750,775
9,000,000	Spansion, LLC, B
	11.25%, 1/15/16, Senior Notes (a)(c)	9,360,000

		30,786,915

	Financial Services – 1.2%
7,727,000	E*Trade Financial Corp., BB-
	8.00%, 6/15/11, Senior Notes	8,161,644

	Health Care Products and Services – 1.7%
6,500,000	DaVita, Inc., B
	7.25%, 3/15/15, Senior Subordinated Notes (c)	6,678,750
4,000,000	Hanger Orthopedic Group, Inc., CCC+
	10.25%, 6/01/14, Senior Notes	4,310,000

		10,988,750

	Leisure and Entertainment – 0.7%
4,500,000	Travelport, Inc., CCC+
	9.875%, 9/1/14, Senior Notes (a)	4,837,500

	Office Equipment – 0.5%
3,500,000	Xerox Capital Trust I, B+
	8.00%, 2/01/27, Company Guarantee Notes	3,587,500

	Oil and Gas – 0.5%
3,000,000	Williams Cos., Inc., BB
	8.125%, 3/15/12, Senior Notes	3,285,000

	Publishing – 0.5%
2,940,000	Dex Media West, B
	9.875%, 8/15/13, Senior Subordinated Notes	3,215,625

	Retail - Apparel and Shoes – 0.8%
5,000,000	Levi Strauss & Co., B
	12.25%, 12/15/12, Senior Notes (c)	5,487,500

	Retail - Specialty Stores – 0.8%
5,000,000	Simmons Bedding Co., CCC+
	7.875%, 1/15/14, Senior Subordinated Notes	5,162,500

	Telecommunications – 2.7%
	Alamosa Delaware, Inc., BBB
3,298,000	11.00%, 7/31/10, Senior Notes	3,512,901
3,000,000	8.50%, 1/31/12, Senior Notes	3,166,476
7,673,000	Centennial Cellular Co., CCC
	10.125%, 6/15/13, Company Guarantee Notes	8,325,205
2,240,000	PanAmSat Corp., B
	9.00%, 8/15/14, Company Guarantee Notes	2,430,400

		17,434,982

	Total Corporate Bonds - 21.7% (Cost $134,609,354)	142,536,976

Number of Shares		Value
	Common Stock – 1.6%
	Oil and Gas – 1.6%
329,938	Crescent Point Energy Trust (Canada)	5,642,517
164,968	Harvest Energy Trust (Canada)	4,581,159

	(Cost $8,765,996)	10,223,676

See notes to financial statements.

SemiAnnual Report | April 30, 2007 | 5

AVK | Advent Claymore Convertible Securities and Income Fund | Portfolio of Investments (unaudited) continued

Principal Amount		Value
	Term Loans (Funded) - 1.7%
$3,064,333	Advanced Micro Devices, Inc.
	7.34%, 12/31/13, B+(b)	$3,072,690
3,990,000	HCA, Inc.
	7.60%, 11/18/13, NR (b)	4,036,368
	WorldSpan, L.P. 1st Lien
1,990,000	8.59%, 12/07/13, B (b)	2,000,199
2,000,000	8.61%, 12/07/13, B (b)	2,010,250

	(Cost $11,144,254)	11,119,507

	Total Long-Term Investments - 138.3% (Cost $834,198,147)	907,540,140

Number of Shares		Value
	Short-Term Investments – 2.2%
	Money Market Fund - 2.2%
14,664,056	Goldman Sachs Financial Prime Obligations
	(Cost $14,664,056)	$14,664,056

	Total Investments – 140.5% (Cost $848,862,203)	922,204,196
	Other assets in excess of liabilities – 1.4%	9,085,404
	Preferred Stock, at redemption value – (-41.9% of Net Assets Applicable to Common Shareholders or -29.8% of Total Investments)	(275,000,000)

	Net Assets Applicable to Common Shareholders – 100.0%	$656,289,600

LLC - Limited Liability Corp.

LP - Limited Partnership

PLC -Public Limited Company

(a)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, these securities amounted to 19.4% of net assets.

(b)	Floating rate security. The rate shown is as of April 30, 2007.

(c)	Pursuant to a securities lending agreement, the Fund loaned all or a portion of these securities having an aggregate fair value of approximately $33.0 million and received as collateral readily marketable securities with an aggregate fair value of approximately $33.3 million.

(d)	Security is a “step up” bond where the coupon changes at a predetermined date. The rate shown is as of April 30, 2007.

Ratings shown are per Standard & Poor’s and are unaudited. Securities classified as NR are not rated by Standard & Poor’s.

All percentages shown in the Portfolio of Investments are based on Net Assets Applicable to Common Shareholders unless otherwise noted.

See notes to financial statements.

6 | SemiAnnual Report | April 30, 2007

AVK | Advent Claymore Convertible Securities and Income Fund

Statement of Assets and Liabilities | April 30, 2007 (unaudited)

Assets
Investments in securities, at value (cost $848,862,203)	$922,204,196
Foreign currency, at value (cost $96)	100
Cash	1,183,225
Interest receivable	6,267,812
Dividends receivable	2,626,936
Net unrealized appreciation on interest rate swaps	17,963

Total assets	932,300,232

Liabilities
Advisory fee payable	322,509
Dividends payable - preferred shares	308,396
Servicing fee payable	94,855
Accrued expenses and other liabilities	284,872

Total liabilities	1,010,632

Preferred Stock, at redemption value
Auction Market Preferred Shares $0.001 par value per share; 11,000 authorized, issued and outstanding at $25,000 per share liquidation preference	275,000,000

Net Assets Applicable to Common Shareholders	$656,289,600

Composition of Net Assets Applicable to Common Shareholders
Common Stock, $0.001 par value per share; unlimited number of shares authorized, 23,531,322 shares issued and outstanding	$23,531
Additional paid-in capital	557,964,953
Net unrealized appreciation on investments, interest rate swaps and foreign currency translation	73,365,270
Accumulated net realized gain on investments, interest rate swaps and foreign currency transactions	31,462,074
Distributions in excess of net investment income	(6,526,228)

Net Assets Applicable to Common Shareholders	$656,289,600

Net Asset Value Applicable to Common Shareholders (based on 23,531,322 common shares outstanding)	$27.89

See notes to financial statements.

SemiAnnual Report | April 30, 2007 | 7

AVK | Advent Claymore Convertible Securities and Income Fund

Statement of Operations | For the six months ended April 30, 2007 (unaudited)

Investment Income
Dividends	$13,216,417
Interest (net of foreign withholding taxes of $37,404)	12,644,536
Securities lending income	337,500

Total income		$26,198,453

Expenses
Advisory fee	2,448,046
Servicing agent fee	952,018
Preferred share maintenance	364,012
Professional fees	109,153
Printing	84,334
Fund accounting	78,875
Administration fee	72,608
Trustees’ fees and expenses	68,080
Custodian	55,617
Transfer agent	54,012
Insurance	35,956
ICI dues	13,890
Rating agency fee	7,421
NYSE listing fee	6,128
Miscellaneous	7,000

Total expenses		4,357,150
Advisory and Servicing agent fees waived		(906,684)

Net expenses		3,450,466

Net investment income		22,747,987

Realized and Unrealized Gain (Loss) on Investments,
Interest Rate Swaps and Foreign Currency Transactions:
Net realized gain (loss) on:
Investments		30,040,703
Interest rate swaps		(43,659)
Foreign currency transactions		(4,519)
Net change in unrealized appreciation (depreciation) on:
Investments		15,628,455
Interest rate swaps		213,412
Foreign currency translation		5,356

Net realized and unrealized gain on investments, interest rate swaps and foreign currency transactions		45,839,748

Distributions to Preferred Shareholders from Net investment income		(7,148,132)

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations		$61,439,603

See notes to financial statements.

8 | SemiAnnual Report | April 30, 2007

AVK | Advent Claymore Convertible Securities and Income Fund

Statement of Changes in Net Assets Applicable to Common Shareholders |

	For the Six Months Ended April 30, 2007 (unaudited)	For the Year Ended October 31, 2006
Increase in Net Assets Applicable to Common Shareholders Resulting from Operations:
Net investment income	$22,747,987	$46,535,741
Net realized gain on investments, interest rate swaps and foreign currency transactions	29,992,525	39,107,932
Net change in unrealized appreciation (depreciation) on investments, interest rate swaps and foreign currency translation	15,847,223	13,824,426
Distributions to Preferred Shareholders from:
Net investment income	(7,148,132)	(13,015,402)

Net increase in net assets applicable to Common Shareholders resulting from operations	61,439,603	86,452,697

Dividends and Distributions to Common Shareholders from:
Net investment income	(24,597,741)	(60,143,402)
Capital gains	(11,762,566)	—

	(36,360,307)	(60,143,402)

Capital Share Transactions:
Reinvestment of dividends	3,827,471	1,004,265
Adjustment to previously accrued offering costs	—	71,547

Net increase from capital share transactions	3,827,471	1,075,812

Total increase in net assets	28,906,767	27,385,107

Net Assets Applicable to Common Shareholders
Beginning of period	627,382,833	599,997,726

End of period (including distributions in excess of net investment income and undistributed net investment income of ($6,526,228) and $2,471,658, respectively)	$656,289,600	$627,382,833

See notes to financial statements.

SemiAnnual Report | April 30, 2007 | 9

AVK | Advent Claymore Convertible Securities and Income Fund

Financial Highlights |

Per share operating performance for a share of common stock outstanding throughout the period	For the Six Months Ended April 30, 2007 (unaudited)		For the Year Ended October 31, 2006	For the Year Ended October 31, 2005	For the Year Ended October 31, 2004	For the Period April 30, 2003(a) through October 31, 2003
Net asset value, beginning of period	$26.82		$25.69	$26.10	$26.14 (b)	$23.88	(b)

Income from investment operations
Net investment income(c)	0.97		1.99	2.33	2.41	0.93
Net realized and unrealized gain on investments, interest rate swaps and foreign currency transactions	1.95		2.28	0.10	0.08	2.28
Dividends to preferred shareholders from net investment income (common share equivalent basis)	(0.30)		(0.56)	(0.35)	(0.15)	(0.03)

Total from investment operations	2.62		3.71	2.08	2.34	3.18

Common and preferred shares’ offering expenses charged to paid-in-capital in excess of par value	—		— *	—	(0.05)	(0.06)

Dividends and distributions to Common Shareholders
Net investment income	(1.05)		(2.58)	(2.49)	(2.15)	(0.86)
Net realized gain	(0.50)		—	—	(0.18)	—

Total dividends and distributions to Common Shareholders	(1.55)		(2.58)	(2.49)	(2.33)	(0.86)

Net asset value, end of period	$27.89		$26.82	$25.69	$26.10	$26.14

Market value, end of period	$27.88		$27.03	$23.62	$25.41	$24.95

Total investment return(d)
Net asset value	10.06%		15.15%	8.14%	8.93%	13.29%
Market value	9.17%		26.86%	2.52%	11.44%	3.40%
Ratios and supplemental data
Net assets, applicable to Common Shareholders, end of period (thousands)	$656,290		$627,383	$599,998	$609,455	$610,415
Preferred shares, at redemption value ($25,000 per share liquidation preference) (thousands)	$275,000		$275,000	$275,000	$275,000	$215,000
Preferred shares asset coverage per share	$84,663		$82,035	$79,545	$80,405	$95,978
Ratios to Average Net Assets applicable to Common Shares:
Net Expenses, after fee waiver	1.09	%(e)	1.12%	1.12%	1.05%	0.88	%(e)
Net Expenses, before fee waiver	1.38	%(e)	1.41%	1.41%	1.33%	1.12	%(e)
Net Investment Income, after fee waiver, prior to effect of dividends to preferred shares	7.18	%(e)	7.62%	8.90%	9.07%	7.51	%(e)
Net Investment Income, before fee waiver, prior to effect of dividends to preferred shares	6.89	%(e)	7.33%	8.61%	8.79%	7.27	%(e)
Net Investment Income, after fee waiver, after effect of dividends to preferred shares	4.92	%(e)	5.49%	7.56%	8.49%	7.28	%(e)
Net Investment Income, before fee waiver, after effect of dividends to preferred shares	4.64	%(e)	5.20%	7.27%	8.21%	7.04	%(e)
Ratios to Average Managed Assets:(f)
Net Expenses, after fee waiver	0.76	%(e)	0.77%	0.77%	0.75%	0.73	%(e)
Net Expenses, before fee waiver	0.96	%(e)	0.97%	0.97%	0.95%	0.93	%(e)
Net Investment Income, after fee waiver, prior to effect of dividends to preferred shares	5.02	%(e)	5.26%	6.14%	6.44%	6.27	%(e)
Net Investment Income, before fee waiver, prior to effect of dividends to preferred shares	4.82	%(e)	5.06%	5.94%	6.24%	6.07	%(e)
Portfolio turnover rate	34%		81%	64%	112%	34%

*	Represents less than $0.01.

(a)	Commencement of operations.

(b)	Before reimbursement of offering expenses charged to capital during the period.

(c)	Based on average shares outstanding during the period.

(d)	Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported either at net asset value (“NAV”) or market price per share. Dividends and distributions are assumed to be reinvested at NAV for NAV returns or the prices obtained under the Fund’s Dividend Reinvestment Plan for market value returns. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(e)	Annualized.

(f)	Managed assets is equal to net assets applicable to Common Shareholders plus outstanding leverage such as the liquidation value of preferred shares.

See notes to financial statements.

10 | SemiAnnual Report | April 30, 2007

AVK | Advent Claymore Convertible Securities and Income Fund

Notes to Financial Statements | April 30, 2007 (unaudited)

Note 1 – Organization:

Advent Claymore Convertible Securities and Income Fund (the “Fund”) was organized as a Delaware statutory trust on February 19, 2003. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended.

Note 2 – Accounting Policies:

The preparation of the financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of Investments

Equity securities listed on an exchange are valued at the last reported sale price on the primary exchange on which they are traded. Equity securities traded on an exchange for which there are no transactions on a given day are valued at the mean of the closing bid and asked prices. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities not listed on a securities exchange or NASDAQ are valued at the mean of the closing bid and asked prices. Debt securities are valued by independent pricing services or dealers using the mean of the closing bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

(c) Currency Translation

Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the bid and asked price of respective exchange rates on the last day of the period. Purchases and sales of investments denominated in foreign currencies are translated at the exchange rate on the date of the transaction.

Foreign exchange realized gain or loss resulting from the holding of a foreign currency, expiration of a currency exchange contract, difference in exchange rates between the trade date and settlement date of an investment purchased or sold, and the difference between dividends actually received compared to the amount shown in a Fund’s accounting records on the date of receipt is shown as net realized gains or losses on foreign currency transactions in the Fund’s Statement of Operations.

Foreign exchange unrealized gain or loss on assets and liabilities, other than investments, is shown as unrealized appreciation (depreciation) on foreign currency translation in the Fund’s Statement of Operations.

(d) Swaps

A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to interest rates and/or credit risk or to generate income. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest. Total return swap agreements involve commitments to receive (and pay) interest over a floating rate (LIBOR) based on a notional amount. To the extent the total return of the security (price changes, interest paid/received, rebate earned on collateral posted by the Fund) is positive, the Fund will receive a payment from the counterparty (or if negative, make a payment to the counterparty). The swaps are valued weekly at current market value and any unrealized gain or loss is included in the Statement of Assets and Liabilities. Gain or loss is realized on the termination date of the swap and is equal to the difference between the Fund’s basis in the swap and the proceeds of the closing transaction, including any fees. During the period that the swap agreement is open, the Fund may be subject to risk from the potential inability of the counterparty to meet the terms of the agreement. The swaps involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

SemiAnnual Report | April 30, 2007 | 11

AVK | Advent Claymore Convertible Securities and Income Fund | Notes to Financial Statements (unaudited) continued

Realized gain (loss) upon termination of swap contracts is recorded on the Statement of Operations. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation (depreciation) of swap contracts. Net periodic payments received by the Fund are included as part of realized gains (losses) and, in the case of accruals for periodic payments, are included as part of unrealized appreciation (depreciation) on the Statement of Operations.

(e) Securities Lending

The Fund may lend its securities to broker-dealers and financial institutions. The loans are collateralized by cash or securities at least equal at all times to the market value of the securities loaned. The Fund may bear the risk of delay in recovery of, or loss of rights in, the securities loaned should the borrower of the securities experience financial difficulty. The Fund receives compensation for lending its securities in the form of fees or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends on the securities loaned, and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. During the six months ended April 30, 2007, the Fund maintained a securities lending agreement with Lehman Brothers acting as the counterparty. Pursuant to the lending agreement, the Fund has the right to sell the security or terminate the loan at any time upon proper notice to Lehman Brothers. The Fund does not have the right to sell or repledge the collateral received from Lehman Brothers, except in the case of default. As of April 30, 2007, the Fund loaned securities with a fair value of approximately $32,965,000 and received as collateral securities with a fair value of approximately $33,268,000.

(f) Concentration of Risk

It is the Fund’s policy to invest a significant portion of its assets in convertible securities. Although convertible securities do derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Fund’s investments include features which render them more sensitive to price changes in their underlying securities. Consequently, this exposes the Fund to greater downside risk than traditional convertible securities, but still less than that of the underlying common stock.

(g) Distributions to Shareholders

The Fund declares and pays monthly dividends to common shareholders. These dividends consist of investment company taxable income, which generally includes qualified dividend income, ordinary income and short-term capital gains. Any net realized long-term gains are distributed annually to common shareholders.

Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Note 3 – Investment Management Agreement, Servicing Agreement and Other Agreements:

Pursuant to the Investment Management Agreement (the “Agreement”) between the Fund and Advent Capital Management, LLC, the Fund’s investment adviser (the “Advisor”), the Advisor is responsible for the daily management for the Fund’s portfolio of investments, which includes buying and selling securities for the Fund, as well as investment research. The Advisor will receive an annual fee from the Fund based on the average value of the Fund’s Managed Assets, which includes the amount from the issuance of the Preferred Shares. In addition, subject to the approval of the Fund’s Board of Trustees, a pro rata portion of the salaries, bonuses, health insurance, retirement benefits and similar employment costs for the time spent on Fund operations (other than the provision of services required under the Agreement) of all personnel employed by the Advisor who devote substantial time to Fund operations may be reimbursed by the Fund to the Advisor. For the six months ended April 30, 2007, the Advisor was not reimbursed by the Fund. The annual fee will be determined as follows:

(a)	If the average value of the Fund’s Managed Assets (calculated monthly) is greater than $250 million, the fee will be a maximum amount equal to 0.54% of the average value of the Fund’s Managed Assets. In addition, the Advisor has agreed to waive receipt of a portion of the management fee or other expenses of the Fund in the amount of 0.115% of the average value of the Managed Assets for the first five years of the Fund’s operations and for a declining amount for an additional three years.

(b)	If the average value of the Fund’s Managed Assets (calculated monthly) is $250 million or less, the fee will be a maximum amount equal to 0.55% of the average value of the Fund’s Managed Assets. In addition, the Advisor has agreed to waive receipt of a portion of the management fee or other expenses of the Fund in the amount of 0.025% of the average value of the Managed Assets for the first five years of the Fund’s operations, after which the Advisor anticipates that it will not waive any portion of the management fee.

12 | SemiAnnual Report | April 30, 2007

AVK | Advent Claymore Convertible Securities and Income Fund | Notes to Financial Statements (unaudited) continued

Pursuant to a Servicing Agreement between the Fund and Claymore Securities, Inc., the Fund’s servicing agent (the “Servicing Agent”), the Servicing Agent will act as servicing agent to the Fund. The Servicing Agent will receive an annual fee from the Fund, which will be based on the average value of the Fund’s Managed Assets. The fee will be determined as follows:

(a)	If the average value of the Fund’s Managed Assets (calculated monthly) is greater than $250 million, the fee will be a maximum amount equal to 0.21% of the average value of the Fund’s Managed Assets. In addition, the Servicing Agent has agreed to waive receipt of a portion of the servicing fee of the Fund in the amount of 0.085% of the average value of the Managed Assets for the first five years of the Fund’s operations and for a declining amount for an additional three years.

(b)	If the average value of the Fund’s Managed Assets (calculated monthly) is $250 million or less, the fee will be a maximum amount equal to 0.20% of the average value of the Fund’s Managed Assets. In addition, the Servicing Agent has agreed to waive receipt of a portion of the servicing fee of the Fund in the amount of 0.175% of the average value of the Managed Assets for the first five years of the Fund’s operations and for a declining amount for an additional three years.

The fee waivers of the Advisor and the Servicing Agent are contractual commitments of more than one year and are not subject to recoupment.

The Bank of New York (“BNY”) acts as the Fund’s custodian, administrator and transfer agent. As custodian, BNY is responsible for the custody of the Fund’s assets. As administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for performing transfer agency services for the Fund.

Certain officers and trustees of the Fund are also officers and directors of the Advisor or Servicing Agent. The Fund does not compensate its officers or trustees who are officers of the aforementioned firms.

Note 4 – Federal Income Taxes:

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, the Fund intends not to be subject to U.S. federal excise tax.

At April 30, 2007, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes, excluding swap agreements are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments	Net Tax Unrealized Appreciation on Derivatives and Foreign Currency
$849,411,986	$76,010,210	$(3,218,000)	$72,792,210	$23,278

The differences between book basis and tax basis unrealized appreciation/(depreciation) is attributable to the tax deferral of losses on wash sales and additional income accrued for tax purposes on certain convertible securities.

For the year ended October 31, 2006, the tax character of distributions paid, as reflected in the Statement of Changes in Net Assets, of $73,158,804 was ordinary income. The final determination of the source of the 2007 distributions for tax purposes will be made after the end of the Fund’s fiscal year and will be reported to shareholders in January 2008 on Form 1099-DIV.

For federal income tax purposes, as of October 31, 2006, the Fund has no capital loss carryforward. All prior capital loss carryforward was utilized during the course of the year ended October 31, 2006.

Note 5 – Investments in Securities:

For the six months ended April 30, 2007, purchases and sales of investments, other than short-term securities, were $304,777,709 and $305,708,583, respectively.

Total return swap agreements involve commitments to receive (and pay) interest over a floating rate (LIBOR) based on a notional amount. To the extent the total return of the security (price changes, interest paid/received, rebate earned on collateral posted by the Fund) is positive, the Fund will receive a payment from the counterparty (or if negative, make a payment to the counterparty).

The Fund entered into total return swap agreements during the six months ended April 30, 2007 to generate additional income. As of April 30, 2007, the Fund has swaps with a total notional value of $5,294,000 outstanding. Details of the swap agreements outstanding as of April 30, 2007 were as follows:

Counterparty	Termination Date	Notional Amount (000)	Receiving Floating Rate	Paying Floating Rate	Unrealized Appreciation
JP Morgan Chase & Co.	04/01/2008	4,000	7.07%	5.87%	$15,000
JP Morgan Chase & Co.	04/01/2008	1,294	7.07%	5.87%	2,963

					$17,963

For each swap noted, the Fund pays a floating rate and receives a floating rate. The market value of the swaps outstanding reflects the current receivable and payable for the floating rate and fixed rate, which may have different payment dates.

SemiAnnual Report | April 30, 2007 | 13

AVK | Advent Claymore Convertible Securities and Income Fund | Notes to Financial Statements (unaudited) continued

Note 6 – Capital:

Common Shares

The Fund has an unlimited amount of common shares, $0.001 par value, authorized and 23,531,322 issued and outstanding. In connection with the Fund’s dividend reinvestment plan, the Fund issued 141,118 shares and 37,630 shares during the six months ended April 30, 2007 and the year ended October 31, 2006, respectively. At April 30, 2007, Advent Capital Management, LLC, the Fund’s investment advisor, owned 5,646 shares of the Fund.

Preferred Shares

On June 19, 2003, the Fund’s Board of Trustees authorized the issuance of Preferred Shares, as part of the Fund’s leverage strategy. Preferred Shares issued by the Fund have seniority over the common shares.

On July 24, 2003, the Fund issued 2,150 shares of Preferred Shares Series M7, 2,150 shares of Preferred Shares Series T28, 2,150 shares of Preferred Shares Series W7 and 2,150 shares of Preferred Shares Series TH28, each with a liquidation value of $25,000 per share plus accrued dividends. In addition, on March 16, 2004, the Fund issued 1,200 shares of Preferred Shares Series F7 and 1,200 shares of Preferred Shares Series W28 each with a liquidation value of $25,000 per share plus accrued dividends.

Dividends are accumulated daily at a rate set through an auction process. Distributions of net realized capital gains, if any, are made annually.

For the six months ended April 30, 2007, the annualized dividend rates ranged from:

	High	Low	At April 30, 2007
Series M7	5.37%	4.82%	5.22%
Series T28	5.34%	5.18%	5.27%
Series W7	5.30%	4.85%	5.22%
Series W28	5.30%	5.18%	5.18%
Series TH28	5.28%	5.22%	5.28%
Series F7	5.31%	4.80%	5.25%

The Fund is subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Fund from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote with the common stock but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

Note 7 – Indemnifications:

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 8 – Subsequent Event:

Subsequent to April 30, 2007, the Fund declared on May 1 and June 1, monthly dividends to common shareholders of $0.1718 per common share. These dividends are payable on May 31 and June 29 to shareholders of record on May 15 and June 15, respectively.

Note 9 – New Accounting Pronouncements:

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

On September 15, 2006, the FASB released Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”) which provides enhanced guidance for measuring fair value. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity’s financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. Adoption of FAS 157 is required for fiscal years beginning after November 15, 2007. At this time, management is evaluating the implications of FAS 157 and its impact in the financial statements has not yet been determined.

14 | SemiAnnual Report | April 30, 2007

AVK | Advent Claymore Convertible Securities and Income Fund

Supplemental Information | (unaudited)

Trustees

The Trustees of the Advent Claymore Convertible Securities and Income Fund and their principal occupations during the past five years:

Name, Address, Year of Birth and Position(s) held with Registrant	Term of Office* and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Funds in Fund Complex** Overseen by Trustee	Other Directorships Held by Trustee

Independent Trustees:

Daniel Black+ Year of birth: 1960 Trustee	Since 2005	Partner, the Wicks Group of Cos., LLC (2001-present). Formerly, Managing Director and Co-head of the Merchant Banking Group at BNY Capital Markets, a division of The Bank of New York Co., Inc. (1998-2003).	2	None.

Randall C. Barnes++ Year of birth: 1951 Trustee	Since 2005	Investor (2001-present). Formerly, Senior Vice President, Treasurer (1993-1997), President, Pizza Hut International (1991-1993) and Senior Vice President, Strategic Planning and New Business Development (1987-1990) of PepsiCo, Inc. (1987-1997).	33	None.

Derek Medina+ Year of birth: 1966 Trustee	Since 2003	Vice President, Business Affairs and News Planning at ABC News (2003-present). Formerly, Executive Director, Office of the President at ABC News (2000-2003). Former Associate at Cleary Gottlieb Steen & Hamilton (law firm) (1995-1998). Former associate in Corporate Finance at J.P. Morgan/ Morgan Guaranty (1988-1990).	2	Director of Young Scholar’s Institute.

Ronald A. Nyberg++ Year of birth: 1953 Trustee	Since 2003	Principal of Nyberg & Cassioppi, LLC, a law firm specializing in corporate law, estate planning and business transactions (2000-present). Formerly, Executive Vice President, General Counsel and Corporate Secretary of Van Kampen Investments (1982-1999).	36	None.

Gerald L. Seizert, CFP+ Year of birth: 1952 Trustee	Since 2003	Chief Executive Officer of Seizert Capital Partners, LLC, where he directs the equity disciplines of the firm and serves as a co-manager of the firm’s hedge fund, Proper Associates, LLC (2000-present). Formerly, Co-Chief Executive (1998-1999) and a Managing Partner and Chief Investment Officer-Equities of Munder Capital Management, LLC (1995-1999). Former Vice President and Portfolio Manager of Loomis, Sayles & Co., L.P. (asset manager) (1984-1995). Former Vice President and Portfolio Manager at First of America Bank (1978-1984).	2	Former Director of Loomis, Sayles and Co., L.P.

Michael A. Smart+ Year of birth: 1960 Trustee	Since 2003	Managing Partner, Cordova, Smart & Williams, LLC, Advisor First Atlantic Capital Ltd., (2001-present). Formerly, a Managing Director in Investment Banking-The Private Equity Group (1995-2001) and a Vice President in Investment Banking-Corporate Finance (1992-1995) at Merrill Lynch & Co. Founding Partner of The Carpediem Group, (1991-1992). Associate at Dillon, Read and Co. (investment bank) (1988-1990).	2	Director, Country Pure Foods. Chairman, Board of Directors, Berkshire Blanket, Inc. President and Chairman, Board of Directors, Sqwincher Corp.

Interested Trustees:

Tracy V. Maitland+† Year of birth: 1960 Trustee, President and Chief Executive Officer	Since 2003	President of Advent Capital Management, LLC, which he founded in 1995. Prior to June, 2001, President of Advent Capital Management, a division of Utendahl Capital.	2	None.

Nicholas Dalmaso++†† Year of birth: 1965 Trustee	Since 2003	Senior Managing Director and General Counsel of Claymore Advisors, LLC and Claymore Securities, Inc. (2001-present). Formerly, Assistant General Counsel, John Nuveen and Co., Inc. (asset manager) (1999-2001). Former Vice President and Associate General Counsel of Van Kampen Investments, Inc. (1992-1999).	36	None.

+	Address for all Trustees noted: 1065 Avenue of the Americas, 31st Floor, New York, NY 10018.

++	Address for all Trustees noted: 2455 Corporate West Drive, Lisle, IL 60532

*	After a Trustee’s initial term, each Trustee is expected to serve a three-year term concurrent with the class of Trustees for which he serves:

•	Messrs. Seizert, Medina and Barnes, as Class I Trustees, are expected to stand for re-election at the Fund’s 2007 annual meeting of shareholders.

•	Messrs. Smart, Nyberg and Black, as Class II Trustees, are expected to stand for re-election at the Fund’s 2008 annual meeting of shareholders.

•	Messrs. Maitland and Dalmaso, as Class III Trustees, are expected to stand for re-election at the Fund’s 2009 annual meeting of shareholders.

**	The Claymore Fund Complex consists of U.S. registered investment companies advised or serviced by Claymore Advisors, LLC or Claymore Securities, Inc. The Claymore Fund Complex is overseen by multiple Boards of Trustees.

†	Mr. Maitland is an “interested person” (as defined in section 2(a)(19) of the 1940 Act) of the Fund because of his position as an officer of Advent Capital Management, LLC, the Fund’s Investment Manager.

††	Mr. Dalmaso is an “interested person” (as defined in section 2(a)(19) of the 1940 Act) of the Fund because of his position as an officer of Claymore Advisors, LLC, the Fund’s Servicing Agent.

SemiAnnual Report | April 30, 2007 | 15

AVK | Advent Claymore Convertible Securities and Income Fund | Supplemental Information (unaudited) continued

Officers

The Officers of the Advent Claymore Convertible Securities and Income Fund and their principal occupations during the past five years

Name, Address*, Year of Birth and Position(s) held with Registrant	Term of Office** and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations

Officers:

F. Barry Nelson Year of birth: 1943 Vice President and Assistant Secretary	Since 2003	Co-Portfolio Manager at Advent Capital Management, LLC (June 2001- present). Prior to June 2001, Mr. Nelson held the same position at Advent Capital Management, a division of Utendahl Capital.

Robert White Year of birth: 1965 Treasurer and Chief Financial Officer	Since 2005	Chief Financial Officer, Advent Capital Management, LLC (July 2005-present). Previously, Vice President, Client Service Manager, Goldman Sachs Prime Brokerage (1997-2005).

Rodd Baxter Year of birth: 1950 Secretary and Chief Compliance Officer	Since 2003	General Counsel, Advent Capital Management, LLC (2002-present). Formerly, Director and Senior Counsel, SG Cowen Securities Corp. (1998-2002).

*	Address for all Officers: 1065 Avenue of the Americas, 31st Floor, New York, NY 10018

**	Officers serve at the pleasure of the Board of Trustees and until his or her successor is appointed and qualified or until his or her earlier resignation or removal.

16 | SemiAnnual Report | April 30, 2007

AVK | Advent Claymore Convertible Securities and Income Fund

Dividend Reinvestment Plan | (unaudited)

Unless the registered owner of common shares elects to receive cash by contacting the Plan Administrator, all dividends declared on common shares of the Fund will be automatically reinvested by The Bank of New York (the “Plan Administrator”), Administrator for shareholders in the Fund’s Dividend Reinvestment Plan (the “Plan”), in additional common shares of the Fund. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may re-invest that cash in additional common shares of the Fund for you. If you wish for all dividends declared on your common shares of the Fund to be automatically reinvested pursuant to the Plan, please contact your broker.

The Plan Administrator will open an account for each common shareholder under the Plan in the same name in which such common shareholder’s common shares are registered. Whenever the Fund declares a dividend or other distribution (together, a “Dividend”) payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in common shares. The common shares will be acquired by the Plan Administrator for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding common shares on the open market (“Open-Market Purchases”) on the New York Stock Exchange or elsewhere. If, on the payment date for any Dividend, the closing market price plus estimated brokerage commission per common share is equal to or greater than the net asset value per common share, the Plan Administrator will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the net asset value per common share on the payment date; provided that, if the net asset value is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per common share on the payment date. If, on the payment date for any Dividend, the net asset value per common share is greater than the closing market value plus estimated brokerage commission, the Plan Administrator will invest the Dividend amount in common shares acquired on behalf of the participants in Open-Market Purchases.

If, before the Plan Administrator has completed its Open-Market Purchases, the market price per common share exceeds the net asset value per common share, the average per common share purchase price paid by the Plan Administrator may exceed the net asset value of the common shares, resulting in the acquisition of fewer common shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open-Market Purchases and may invest the uninvested portion of the Dividend amount in Newly Issued Common Shares at net asset value per common share at the close of business on the Last Purchase Date provided that, if the net asset value is less than or equal to 95% of the then current market price per common share; the dollar amount of the Dividend will be divided by 95% of the market price on the payment date.

The Plan Administrator maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instruction of the participants.

There will be no brokerage charges with respect to common shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commission incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any Federal, state or local income tax that may be payable (or required to be withheld) on such Dividends.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All correspondence or questions concerning the Plan should be directed to the Plan Administrator, The Bank of New York, Attention: Stock Transfer Department, 101 Barclay 11E, New York, NY 10286, Phone Number: (866) 488-3559.

SemiAnnual Report | April 30, 2007 | 17

AVK | Advent Claymore Convertible Securities and Income Fund

Investment Management Agreement Contract Re-Approval | (unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”) contemplates that the Board of Trustees (the “Board”) of Advent Claymore Convertible Securities and Income Fund (the “Fund”), including a majority of the Trustees who have no direct or indirect interest in the investment management agreement and are not “interested persons” of the Fund, as defined in the 1940 Act (the “Independent Trustees”), is required to annually review and re-approve the terms of the Fund’s existing investment management agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the investment management agreement (the “Management Agreement”) with Advent Capital Management, LLC (“Advent”) for the Fund.

More specifically, at a meeting held on March 13, 2007, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Advent and the re-approval of the Management Agreement.

Nature, Extent and Quality of Services

The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Fund by Advent under the Management Agreement. The Board reviewed and analyzed the responses of Advent to a detailed series of requests submitted by the Independent Trustees’ independent legal counsel on behalf of such Trustees which included, among other things, information about the background and experience of the senior management and the expertise of, and amount of attention devoted to the Fund by, personnel of Advent. In this regard, the Board specifically reviewed the qualifications, background and responsibilities of the officers primarily responsible for day-to-day portfolio management services for the Fund.

The Board evaluated the ability of Advent, including its resources, reputation and other attributes, to attract and retain highly qualified investment professionals, including research, advisory and supervisory personnel. In this connection, the Board considered information regarding the compensation structures for the personnel of Advent involved in the management of the Fund.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided to the Fund by Advent.

Fund Performance and Expenses

The Board considered the most recent one-year, three-month and year-to-date performance results for the Fund. They also considered these results in comparison to the performance results of a group of other closed-end funds that were determined to be the most similar to the Fund (a “Peer Group”).

The Board received and considered statistical information regarding the Fund’s total expense ratio (based on net assets applicable to common shares) and its various components. They also considered comparisons of these expenses to the expense information for the Fund’s Peer Group.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Management Agreement.

Investment Management Fee Rate

The Board reviewed and considered the contractual investment management fee rate for the Fund (the “Management Agreement Rate”) payable by the Fund to Advent for investment management services. In addition, the Board reviewed and considered all fee waiver arrangements applicable to the Management Agreement Rate and considered the Management Agreement Rate after taking all applicable waivers into account (the “Net Management Rate”).

Additionally, the Board received and considered information comparing the Management Agreement Rate (on a stand-alone basis exclusive of service fee/administrative fee rates) with those of the other funds in the Peer Group. The Board concluded that the fees were fair and equitable based on relevant factors, including the Fund’s performance results and total expenses ranking relative to its Peer Group.

Profitability

The Board received and considered an estimated profitability analysis of Advent based on the Net Management Rate. The Board concluded that, in light of the costs of providing investment management services to the Fund, the profits and other ancillary benefits that Advent received with regard to providing these services to the Fund were not unreasonable.

Economies of Scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board concluded that the opportunity to benefit from economies of scale was diminished in the context of closed-end funds.

Information about Services to Other Clients

The Board also received and considered information about the nature, extent and quality of services and fee rates offered by Advent to its other clients.

After considering the above-described factors and based on the deliberations and its evaluation of the information provided to it, the Board concluded that re-approval of the Management Agreement was in the best interest of the Fund and its shareholders.

18 | SemiAnnual Report | April 30, 2007

AVK | Advent Claymore Convertible Securities and Income Fund

Fund Information |

Board of Trustees

Randall C. Barnes

Daniel Black

Nicholas Dalmaso*

Tracy V. Maitland*

Chairman

Derek Medina

Ronald A. Nyberg

Gerald L. Seizert

Michael A. Smart

Officers

Tracy V. Maitland

Chief Executive Officer

F. Barry Nelson

Vice President and Assistant Secretary

Robert White

Treasurer and Chief Financial Officer

Rodd Baxter

Secretary and Chief Compliance Officer

Investment Manager

Advent Capital Management, LLC

New York, New York

Servicing Agent

Claymore Securities, Inc.

Lisle, Illinois

Administrator, Custodian and Transfer Agent

The Bank of New York

New York, New York

Preferred Stock-Dividend Paying Agent

The Bank of New York

New York, New York

Legal Counsel

Skadden, Arps, Slate,

Meagher & Flom LLP

New York, New York

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

New York, New York

*	Trustee is an “interested person” of the Fund as defined in the Investment Company Act of 1940, as amended.

Privacy Principles of the Fund

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how the Fund protects that information and why, in certain cases, the Fund may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Fund restricts access to non-public personal information about its shareholders to employees of the Fund’s investment advisor and its affiliates with a legitimate business need for the information. The Fund maintains physical, electronic and procedural safeguards designed to protect the non-public personal information of its shareholders.

Questions concerning your shares of Advent Claymore Convertible Securities and Income Fund?

•	If your shares are held in a Brokerage Account, contact your Broker.

•	If you have physical possession of your shares in certificate form, contact the Fund’s Administrator, Custodian and Transfer Agent:

The Bank of New York, 101 Barclay 11W, New York, NY 10286; (866) 488-3559.

This report is sent to shareholders of Advent Claymore Convertible Securities and Income Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (800) 345-7999 or on the Securities and Exchange Commission’s (“SEC’s”) website at http://www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (800) 345-7999 or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at http://www.sec.gov. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330 or at www.adventclaymore.com.

In October 2006, the Fund submitted a CEO annual certification to the New York Stock Exchange (“NYSE”) in which the Fund’s principal executive officer certified that he was not aware, as of the date of the certification, of any violation by the Fund of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund’s principal executive and principal financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Fund’s disclosure controls and procedures and internal control over financial reporting.

SemiAnnual Report | April 30, 2007 | 19

Advent Capital Management, LLC
1065 Avenue of the Americas
New York, New York 10018

AVK
LISTED
NYSE

AVK-SAR-0407

Item 2.	Code of Ethics.

Not applicable for a semi-annual reporting period.

Item 3.	Audit Committee Financial Expert.

Not applicable for a semi-annual reporting period.

Item 4.	Principal Accountant Fees and Services.

Not applicable for a semi-annual reporting period.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for a semi-annual reporting period.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for a semi-annual reporting period.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for a semi-annual reporting period.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded based on such evaluation that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certification of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b)	Certification of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advent Claymore Convertible Securities and Income Fund

By:	/s/ Tracy V. Maitland
Name: Tracy V. Maitland
Title: President and Chief Executive Officer
Date: July 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Tracy V. Maitland
Name: Tracy V. Maitland
Title: President and Chief Executive Officer
Date: July 9, 2007

By:	/s/ Robert White
Name: Robert White
Title: Treasurer and Chief Financial Officer
Date: July 9, 2007